Cash and Restricted Cash	12 Months Ended
Dec. 31, 2019
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Cash and Restricted Cash
6.	CASH AND RESTRICTED CASH
Cash at banks earns interest at floating rates based on daily bank deposit rates. The Company had $2,352 and $nil in restricted cash at December 31, 2019 and 2018, respectively, held under the terms of a debt facility (Note 16).